Information on Regulatory Capital and Capital Adequacy Ratios (Details) - Schedule of Capital Adequacy Ratios and Regulatory Compliance According To Basel III - Local and Overall consolidated [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Information on Regulatory Capital and Capital Adequacy Ratios [Line Items]
Leverage Ratio	9.04%	8.62%
Leverage Ratio that the bank must meet, considering the minimum requirements	3.00%	3.00%
CET 1 Capital Ratio	13.73%	13.57%
CET 1 Capital Ratio that the bank must meet, considering the minimum requirements	5.13%	4.81%
Capital buffer shortfall	0.00%	0.00%
Tier 1 Capital Ratio	13.73%	14.07%
Tier 1 Capital Ratio that the bank must meet, considering the minimum requirements	6.00%	6.00%
Total or Regulatory Capital Ratio	17.45%	17.88%
Total or Regulatory Capital Ratio that the bank must meet, considering the minimum requirements	8.63%	8.31%
Total or Regulatory Capital Ratio that the bank must meet, considering the charge for article 35 bis	8.00%	8.00%
Total or Regulatory Capital Ratio that the bank must meet, considering the minimum requirements, conservation buffer and countercyclical buffer	10.50%	9.56%
Credit rating	A	A
Regulatory compliance for Capital Adequacy
Additional provisions computed in Tier 2 capital (T2) in relation to CRWA	1.25%	1.25%
Subordinated bonds computed as Tier 2 capital (T2) in relation to CET 1 Capital	19.16%	20.02%
Additional Tier 1 Capital (AT1) in relation to CET 1 Capital	0.00%	3.68%
Voluntary (additional) provisions and subordinated bonds computed as AT1 in relation to RWAs	0.00%	0.50%